Accounts Payable and Accrued Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts payable	$ 715	$ 226
Accrued expenses		568
Accrued expenses	1,193	581
Accrued compensation and benefits	584	39
Total accounts payable and accrued expenses		833
Total accounts payable and accrued expenses	$ 2,492	$ 846